Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Schedule of short-term borrowings
	December 31,
	2018	2017
Loans from Hangzhou Lianluo Interactive Information Technology Co., Ltd.	$-	$1,536,720